Prepayments, Deposits and Other Assets, Net (Details)																		6 Months Ended		12 Months Ended
	Dec. 08, 2023 shares	Nov. 29, 2023 shares	Nov. 24, 2023 shares	Mar. 28, 2023 shares	Mar. 24, 2023 USD ($) shares	Feb. 03, 2023 shares	Jan. 20, 2023 shares	Jan. 05, 2023 USD ($) shares	Dec. 29, 2022 shares	Jul. 22, 2022 shares	Jul. 15, 2022 shares	Jan. 26, 2022 shares	Dec. 31, 2021 shares	May 26, 2021 shares	Feb. 18, 2021 shares	Feb. 06, 2021 shares	Apr. 04, 2019 shares	Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Dec. 31, 2023 shares	Jan. 05, 2023 CNY (¥)
Prepayments, Deposits and Other Assets, Net [Line Items]
Prepayment of company					698,301
Split-adjusted shares	63,025	4,202	6,523,157	57,593	34,915	5,594	17,135	23,937	933	2,500	2,500	24,208	17,520	16,729	12	5	62	12,195		2,513
Equivalent purchase | $					$ 15,906,186														$ 15,906,186
Percentage of equity					32.00%
Antique pieces								$ 59,651,975													¥ 411,157,212
DTI Group Limited [Member]
Prepayments, Deposits and Other Assets, Net [Line Items]
Split-adjusted shares					34,915